UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2007 (Unaudited)
Hennessy Cornerstone Growth Fund
					% of Net
			Shares	Value	Assets
COMMON STOCKS - 99.15%
Consumer Discretionary - 17.07%
Big Lots, Inc. (a)			744,500	$19,252,770	1.84%
Blockbuster, Inc. (a)			3,035,800	13,023,582	1.25%
Brown Shoe Co., Inc.			570,900	11,954,646	1.14%
CarMax, Inc. (a)			670,000	16,033,100	1.53%
Charlotte Russe Holding, Inc. (a)			663,400	11,788,618	1.14%
Jack in the Box, Inc. (a)			313,900	20,086,461	1.92%
Lear Corp. (a)			568,200	19,080,156	1.83%
Sauer-Danfoss, Inc.			571,600	15,576,100	1.49%
The Sherwin-Williams Co.			286,700	19,980,123	1.91%
Skechers U.S.A., Inc. (a)			554,200	11,521,818	1.10%
Systemax, Inc.			960,100	20,018,085	1.92%
				178,315,459	17.07%
Consumer Staples - 9.14%
Ingles Markets, Inc.			559,900	16,399,471	1.57%
M&F Worldwide Corp. (a)			624,000	36,404,160	3.49%
Rite Aid Corp. (a)			3,230,700	17,801,157	1.70%
Spartan Stores, Inc.			849,700	24,870,719	2.38%
				95,475,507	9.14%
Energy - 6.89%
Copano Energy LLC			617,000	25,870,810	2.48%
Holly Corp.			356,700	24,038,013	2.30%
Markwest Hydrocarbon, Inc.			406,100	22,030,925	2.11%
				71,939,748	6.89%
Financials - 3.26%
The Goldman Sachs Group, Inc.			89,600	16,875,264	1.61%
Odyssey Re Holdings Corp.			488,400	17,191,680	1.65%
				34,066,944	3.26%
Health Care - 5.96%
Amerigroup Corp. (a)			538,600	14,908,448	1.43%
Sun Healthcare Group, Inc. (a)			1,599,100	21,619,832	2.07%
WellCare Health Plans, Inc. (a)			254,100	25,730,166	2.46%
				62,258,446	5.96%
Industrials - 31.20%
British Airways PLC - ADR (b)			184,400	14,904,204	1.43%
Cenveo, Inc. (a)			832,600	17,492,926	1.67%
Clean Harbors, Inc. (a)			372,700	17,900,781	1.71%
Comsys It Partners, Inc. (a)			907,300	16,476,568	1.58%
Continental Airlines, Inc. (a)			468,900	14,775,039	1.41%
FTD Group, Inc.			1,098,600	18,137,886	1.74%
General Cable Corp. (a)			435,800	34,646,100	3.32%
The Geo Group, Inc. (a)			953,900	26,384,874	2.52%
Horizon Lines, Inc. Class A			660,200	19,053,372	1.82%
LAN Airlines SA - ADR (b)			319,500	25,582,365	2.45%
Manitowoc Co.			327,700	25,452,459	2.44%
Quanta Services, Inc. (a)			914,700	26,004,921	2.49%
Robbins & Myers, Inc.			461,300	24,324,349	2.33%
U S Airways Group, Inc. (a)			366,900	11,377,569	1.09%
Volt Information Sciences, Inc. (a)			548,300	8,542,514	0.82%
Volvo AB - ADR (b)			1,349,400	24,869,442	2.38%
				325,925,369	31.20%
Information Technology - 7.43%
Belden CDT, Inc.			440,700	24,141,546	2.31%
Convergys Corp. (a)			750,900	14,304,645	1.37%
Infineon Technologies AG - ADR (a)(b)			1,329,100	21,757,367	2.08%
Loral Space & Communication Ltd. (a)			420,900	17,421,051	1.67%
				77,624,609	7.43%
Materials - 18.20%
AK Steel Holding Corp. (a)			960,100	38,375,197	3.67%
CF Industries Holdings, Inc.			666,400	38,304,672	3.67%
Chaparral Steel Co.			392,400	32,977,296	3.16%
Greif, Inc.			348,900	19,189,500	1.84%
Innospec, Inc.			789,400	21,732,182	2.08%
Rock-Tenn Co.			581,200	17,854,464	1.71%
Steel Dynamics, Inc.			515,800	21,627,494	2.07%
				190,060,805	18.20%
TOTAL COMMON STOCKS (Cost $974,008,021)				$1,035,666,887	99.15%
			Principal		% of Net
			Amount	Value	Assets
SHORT TERM INVESTMENTS - 1.02%
Discount Notes - 0.68%
Federal Home Loan Bank Discount Note,
4.942%, 08/01/2007			$7,084,000	$7,084,000	0.68%
Total Discount Notes (Cost $7,084,000)				7,084,000	0.68%
Variable Rate Demand Notes# - 0.34%
American Family Financial Services, Inc.
4.9528%			3,535,900	3,535,900	0.34%
Total Variable Rate Demand Notes (Cost $3,535,900)				3,535,900	0.34%
TOTAL SHORT TERM INVESTMENTS (Cost $10,619,900)				$10,619,900	1.02%
Total Investments (Cost $984,627,921) - 100.17%				$1,046,286,787	100.17%
Liabilities in Excess of Other Assets - (0.17)%				(1,740,030)	(0.17)%
TOTAL NET ASSETS - 100.00%				$1,044,546,757	100.17%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2007.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

	Cost of investments	$ 984,627,921
	Gross unrealized appreciation	176,777,149
	Gross unrealized depreciation	(115,118,283)
	Net unrealized appreciation	$ 61,658,866

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2007 (Unaudited)
Hennessy Focus 30 Fund
				% of Net
		Shares	Value	Assets
COMMON STOCKS - 95.37%
Consumer Discretionary - 37.65%
Ann Taylor Stores Corp. (a)		159,200	$5,002,064	1.91%
Big Lots, Inc. (a)		334,700	8,655,342	3.30%
CarMax, Inc. (a)		328,800	7,868,184	3.00%
Children's Place (a)		104,400	3,561,084	1.36%
Dick's Sporting Goods, Inc. (a)		147,300	8,282,679	3.16%
Dillard's Inc.		207,900	6,214,131	2.37%
Dollar Tree Stores, Inc. (a)		215,100	8,229,726	3.14%
Jack in the Box, Inc. (a)		128,700	8,235,513	3.14%
Men's Wearhouse, Inc.		179,400	8,862,360	3.38%
Penske Automotive Group, Inc.		288,500	5,619,980	2.15%
Phillips-Van Heusen		165,200	8,600,312	3.28%
Priceline.com, Inc. (a)		183,100	11,681,780	4.46%
VF Corp.		91,600	7,858,364	3.00%
			98,671,519	37.65%
Consumer Staples - 3.75%
Energizer Holdings, Inc. (a)		97,300	9,817,570	3.75%
Financials - 2.46%
Assurant, Inc.		127,200	6,451,584	2.46%
Health Care - 10.04%
PSS World Medical, Inc. (a)		354,200	6,102,866	2.33%
WellCare Health Plans, Inc. (a)		118,000	11,948,680	4.56%
West Pharmaceutical Services, Inc.		178,800	8,274,864	3.15%
			26,326,410	10.04%
Industrials - 17.97%
Acuity Brands, Inc.		148,800	8,794,080	3.35%
Cummins, Inc.		114,400	13,579,280	5.18%
Emcor Group, Inc. (a)		256,000	9,190,400	3.51%
Granite Construction, Inc.		124,500	8,091,255	3.09%
Watson Wyatt & Co. Holdings		167,200	7,448,760	2.84%
			47,103,775	17.97%
Information Technology - 14.32%
Anixter International, Inc. (a)		124,400	10,281,660	3.92%
Belden CDT, Inc.		183,800	10,068,564	3.84%
Benchmark Electronics, Inc. (a)		248,400	5,514,480	2.11%
CommScope, Inc. (a)		214,200	11,658,906	4.45%
			37,523,610	14.32%
Materials - 6.80%
Albemarle Corp.		253,600	10,202,328	3.89%
Pactiv Corp. (a)		241,500	7,633,815	2.91%
			17,836,143	6.80%
Utilities - 2.38%
OGE Energy Corp.		188,500	6,248,775	2.38%
TOTAL COMMON STOCKS (Cost $212,177,300)			$249,979,386	95.37%
		Principal		% of Net
		Amount	Value	Assets
SHORT TERM INVESTMENTS - 5.05%
Discount Notes - 2.78%
Federal Home Loan Bank Discount Note
4.942%, 08/01/2007		$7,270,000	$7,270,000	2.78%
Total Discount Notes ($7,270,000)		7,270,000	$7,270,000	2.78%

Variable Rate Demand Notes# - 2.27%
American Family Financial Services, Inc.
4.9528%		5,957,237	5,957,237	2.27%
Total Variable Rate Demand Notes (Cost $5,957,237)			5,957,237	2.27%
TOTAL SHORT TERM INVESTMENTS (Cost $13,227,237)			$13,227,237	5.05%
Total Investments (Cost $225,404,537) - 100.42%			$263,206,623	100.42%
Liabilities in Excess of Other Assets - (0.42)%			(1,105,246)	(0.42)%
TOTAL NET ASSETS - 100.00%			$262,101,377	100.00%

Percentages are stated as a percent of net assets.

(a) Non income producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2007.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$ 225,473,926
Gross unrealized appreciation	48,350,892
Gross unrealized depreciation	(10,618,195)
Net unrealized appreciation	$ 37,732,697

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2007 (Unaudited)
Hennessy Cornerstone Value Fund
				% of Net
		Shares	Value	Assets
COMMON STOCKS - 98.77%
Consumer Discretionary - 8.58%
DaimlerChrysler AG (b)		63,500	$5,762,625	2.90%
General Motors Corp.		124,600	4,037,040	2.03%
Mattel, Inc.		168,900	3,869,499	1.95%
Newell Rubbermaid, Inc.		128,200	3,390,890	1.70%
			17,060,054	8.58%
Consumer Staples - 11.22%
Altria Group, Inc.		44,700	2,971,209	1.50%
Diageo PLC - ADR (b)		48,500	3,961,480	1.99%
HJ Heinz Co.		83,300	3,645,208	1.83%
Kimberly-Clark Corp.		55,400	3,726,758	1.87%
Kraft Foods, Inc.		137,500	4,503,125	2.27%
Reynolds American, Inc.		57,300	3,505,041	1.76%
			22,312,821	11.22%
Energy - 14.05%
BP PLC - ADR (b)		54,700	3,796,180	1.91%
Enterprise Products Partners LP		130,600	4,061,660	2.04%
ENI SpA - ADR (b)		56,800	3,962,368	1.99%
PetroChina Co. Ltd. - ADR (b)		28,800	4,241,088	2.13%
Royal Dutch Shell PLC - ADR (b)		52,500	4,073,475	2.05%
Sasol Ltd. - ADR (b)		102,300	3,847,503	1.94%
Statoil ASA - ADR (b)		133,300	3,945,680	1.99%
			27,927,954	14.05%
Financials - 25.57%
Bank of America Corp.		71,200	3,376,304	1.70%
Barclays PLC - ADR (b)		69,600	3,896,904	1.96%
BB&T Corp.		86,200	3,225,604	1.62%
Cincinnati Financial Corp.		82,800	3,245,760	1.63%
Citigroup, Inc.		74,400	3,464,808	1.74%
Fidelity National Title Group, Inc.		162,200	3,388,358	1.70%
HSBC Holdings PLC - ADR (b)		41,100	3,828,876	1.93%
J.P. Morgan Chase & Co.		79,600	3,503,196	1.76%
National City Corp.		104,600	3,074,194	1.55%
PNC Financial Services Group		52,600	3,505,790	1.76%
Regions Financial Corp.		102,000	3,067,140	1.54%
US Bancorp		110,500	3,309,475	1.67%
Wachovia Corp.		68,200	3,219,722	1.62%
Washington Mutual, Inc.		84,100	3,156,273	1.59%
Wells Fargo & Co.		105,800	3,572,866	1.80%
			50,835,270	25.57%
Health Care - 9.68%
Bristol-Myers Squibb Co.		148,500	4,218,885	2.12%
Eli Lilly & Co.		68,700	3,715,983	1.87%
GlaxoSmithKline PLC - ADR (b)		71,100	3,631,788	1.83%
Merck & Co., Inc.		82,800	4,111,020	2.07%
Pfizer, Inc.		151,300	3,557,063	1.79%
			19,234,739	9.68%
Industrials - 4.02%
Masco Corp.		129,300	3,518,253	1.77%
RR Donnelley & Sons Co.		105,800	4,471,108	2.25%
			7,989,361	4.02%

Materials - 19.43%
The Dow Chemical Co.		94,200	4,095,816	2.06%
EI Du Pont de Nemours & Co.		79,900	3,733,727	1.88%
International Paper Co.		112,100	4,155,547	2.09%
Lyondell Chemical Co.		149,000	6,690,100	3.36%
MeadWestvaco Corp.		125,800	4,093,532	2.06%
PPG Industries, Inc.		56,600	4,316,882	2.17%
Southern Copper Corp.		67,300	7,585,383	3.82%
Weyerhaeuser Co.		55,500	3,953,820	1.99%
			38,624,807	19.43%
Telecommunication Services - 6.22%
AT&T, Inc.		108,300	4,241,028	2.14%
Chunghwa Telecom Company Ltd. - ADR (b)		210,210	3,485,282	1.75%
Telefonica De Argentina (a)		1,200	0	0.00%
Verizon Communications, Inc.		108,600	4,628,532	2.33%
			12,354,842	6.22%
TOTAL COMMON STOCKS (Cost $170,818,917)			$196,339,848	98.77%

		Principal		% of Net
		Amount	Value	Assets
SHORT TERM INVESTMENTS - 1.14%
Variable Rate Demand Notes# - 1.14%
American Family Financial Services, Inc.
4.9528%		$2,259,699	$2,259,699	1.14%
Total Variable Rate Demand Notes (Cost $ 2,259,699)			2,259,699	1.14%
TOTAL SHORT TERM INVESTMENTS (Cost $2,259,699)			$2,259,699	1.14%
Total Investments (Cost $173,078,616) - 99.91%			$198,599,547	99.91%
Other Assets in Excess of Liabilities - 0.09%			169,605	0.09%
TOTAL NET ASSETS - 100.00%			$198,769,152	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non income producing
(b) Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2007.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$ 173,115,241
Gross unrealized appreciation	29,685,640
Gross unrealized depreciation	(4,201,334)
Net unrealized appreciation	$ 25,484,306

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Hennessy Mutual Funds, Inc.

By (Signature and Title)                /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date       9/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date      9/27/07

By (Signature and Title)*              /s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer
(Principal Executive Officer)

Date       9/27/07